Subsequent Events (Details Narrative) (10-K) - USD ($)																6 Months Ended		12 Months Ended
	Jan. 02, 2020	Oct. 08, 2019	Oct. 03, 2019	Oct. 02, 2019	Sep. 18, 2019	Sep. 09, 2019	Sep. 04, 2019	Aug. 30, 2019	Aug. 08, 2019	Aug. 01, 2019	Jul. 30, 2019	Jul. 19, 2019	Jul. 10, 2019	Jul. 08, 2019	Jul. 03, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 10, 2019	Aug. 31, 2019
Debt conversion price per share	$ 0.165
Debt conversion shares	2,804,424
Debt principal amount	$ 267,187
Proceeds from convertible debt																$ 1,130,000	$ 1,054,089	$ 1,369,000	$ 2,890,080
Debt conversion threshold percentage																4.99%		4.99%
Original debt discount																$ 415,712		$ 131,893	$ 277,733
Warrants to purchase of common stock																				1,000,000
Warrants exercise price per share																				$ 2.00
Minimum [Member]
Debt conversion price per share	$ 0.0672
Maximum [Member]
Debt conversion price per share	$ 0.75
First Warrant [Member]
Warrants to purchase of common stock																					450,000
Warrants exercise price per share																					$ 2.25
Second Warrant [Member]
Warrants to purchase of common stock																					300,000
Warrants exercise price per share																					$ 3.33
Third Warrant [Member]
Warrants to purchase of common stock																					225,000
Warrants exercise price per share																					$ 4.50
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Debt principal amount										$ 295,000	$ 320,000					320,000
Legal fees										10,000
Proceeds from convertible debt										285,000
Debt maturity date											Jul. 30, 2020
Debt interest rate											10.00%
Debt conversion threshold percentage											65.00%
Original debt discount											$ 25,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Debt principal amount							$ 550,000	$ 550,000								550,000
Legal fees							5,000
Diligence fees							40,000
Proceeds from convertible debt							505,000
Debt maturity date								Aug. 30, 2020
Debt interest rate								10.00%
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Debt principal amount								$ 15,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock								450,000
Warrants exercise price per share								$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock								300,000
Warrants exercise price per share								$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock								225,000
Warrants exercise price per share								$ 4.50
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Original debt discount																$ 534,000
Subsequent Event [Member]
Stock issued for the services, shares												20,000
Debt principal conversion balance					$ 18,000	$ 7,820	20,000						$ 16,500
Debt interest conversion amount					$ 2,496	$ 574	$ 2,711						$ 2,031
Debt conversion price per share					$ 0.45	$ 0.63	$ 0.63						$ 0.91
Debt conversion shares					45,547	13,360	36,049						20,454
Subsequent Event [Member] | Common Stock One [Member]
Debt principal conversion balance									$ 21,000
Debt interest conversion amount									$ 2,721
Debt conversion price per share									$ 0.798
Debt conversion shares									29,725
Subsequent Event [Member] | Common Stock Two [Member]
Debt principal conversion balance									$ 28,000
Debt interest conversion amount									$ 1,860
Debt conversion price per share									$ 0.8113
Debt conversion shares									36,804
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | July 2019 Power Up Note [Member]
Debt conversion price per share															$ 3.25
Debt principal amount														$ 78,000	$ 78,000
Legal fees														2,500
Diligence fees														500
Proceeds from convertible debt														$ 75,000
Debt maturity date															Jul. 03, 2020
Debt interest rate															8.00%
Debt default amount percentage															150.00%
Debt conversion, description															The conversion price for the July 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt conversion threshold percentage															65.00%
Outstanding common stock percentage															4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Debt principal amount										295,000	$ 320,000
Legal fees										10,000
Proceeds from convertible debt										$ 285,000
Debt maturity date											Jul. 30, 2020
Debt interest rate											10.00%
Debt default amount percentage											120.00%
Debt conversion, description											The conversion price for the July 2019 Odyssey Note shall be equal to 65% of the lowest closing bid price of the Common Stock as reported on the OTC Markets on which the Company's shares are then traded or any exchange upon which the Common Stock may be traded in the future, for the ten prior trading days including the day upon which a Notice of Conversion is received by the Company. Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days prior written notice by the Holder to the Company).
Debt conversion threshold percentage											65.00%
Outstanding common stock percentage											4.99%
Original debt discount											$ 25,000
Debt default interest rate											24.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Debt principal amount							$ 550,000	$ 550,000
Legal fees							5,000
Diligence fees							40,000
Proceeds from convertible debt							$ 505,000
Debt maturity date								Aug. 30, 2020
Debt interest rate								10.00%
Debt default amount percentage								125.00%
Debt conversion, description								Auctus has the option to convert all or any amount of the principal face amount of the August 2019 Auctus Note, at any time following the issue date and ending on the later of the maturity date and the date the Default Amount, which is an amount equal to 125% of an amount equal to the then outstanding principal amount of the August 2019 Auctus Note (but not less than $15,000) plus any interest accrued from August 30, 2019 at the default interest rate of 24% per annum, is paid if an event of default occurs, for shares of the Company's common stock at the then-applicable conversion price. The conversion price for the August 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt conversion threshold percentage								60.00%
Outstanding common stock percentage								4.99%
Debt default interest rate								24.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock								450,000
Warrants exercise price per share								$ 2.25
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock								300,000
Warrants exercise price per share								$ 3.33
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock								225,000
Warrants exercise price per share								$ 4.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member]
Debt principal amount			$ 131,000	$ 131,000
Legal fees			6,000
Proceeds from convertible debt			125,000
Debt maturity date				Oct. 01, 2020
Debt interest rate				8.00%
Debt conversion, description				The conversion price for the October 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Debt conversion threshold percentage				40.00%
Outstanding common stock percentage				4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member] | Minimum [Member]
Debt default amount percentage				110.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member] | Maximum [Member]
Debt default amount percentage				150.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 2019 Crown Bridge Note [Member]
Debt principal amount		$ 103,000	$ 108,000
Legal fees		3,000
Proceeds from convertible debt		$ 100,000
Debt maturity date			Oct. 03, 2020
Debt interest rate			10.00%
Debt default amount percentage			140.00%
Debt conversion, description			The conversion price for the October 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the Conversion Date in accordance with the Notice of Conversion. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Debt conversion threshold percentage			40.00%
Outstanding common stock percentage			4.99%
Original debt discount			$ 5,000